Supplemental Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) - USD ($) $ in Millions	Oct. 31, 2015		Apr. 30, 2015		Oct. 31, 2014	May. 31, 2014		Apr. 30, 2014	May. 31, 2013	May. 31, 2012
Current assets:
Cash and cash equivalents	$ 499.0		$ 526.7		$ 328.6	$ 575.3		$ 447.1	$ 421.9	$ 384.4
Accounts receivable, net	326.8		338.0			404.2
Prepaid expenses	126.8		113.9			108.1
Income tax receivable	47.3		49.6			33.7
Other current assets	22.4		17.8			33.5
Deferred tax assets	38.9		30.8			27.5
Total current assets	1,061.2		1,076.8			1,182.3
Property and equipment, net	100.0		81.8			82.8
Intangible assets, net	1,001.1		731.0			950.7
Goodwill	4,366.0		4,045.8			4,317.2			4,139.8
Deferred tax assets	65.0		72.8			88.6
Other assets	54.3		40.3			$ 35.3
Deferred financing fees, net
Total assets	6,647.6		6,048.5			$ 6,656.9
Current liabilities:
Accounts payable	66.1		62.4			53.8
Income taxes payable	33.6		33.5			19.8
Accrued expenses	398.6		339.1			406.3
Deferred tax liabilities	1.4		1.1			1.3
Deferred revenue	777.5		867.0			975.3
Current portion of long-term obligations	0.1	[1]	0.1	[2]		31.7	[2]
Total current liabilities	1,277.3		1,303.2			1,488.2
Long-term debt, net	5,683.7	[1]	5,226.7	[2]		5,218.4	[2]
Deferred tax liabilities	167.3		107.0			192.5
Other long-term liabilities	204.5		208.4			217.8
Total liabilities	7,332.8		6,845.3			7,116.9
Redeemable noncontrolling interests	127.8
Total Infor, Inc. stockholders' equity (deficit)	(823.0)		(796.8)			(460.0)			(563.9)	(620.5)
Noncontrolling interests	10.0
Total stockholders' deficit	(813.0)		(796.8)
Total liabilities and stockholders' deficit	6,647.6		6,048.5			6,656.9
Infor, Inc. (Parent) [Member]
Current assets:
Deferred tax assets	0.2		0.2			0.4
Total assets	0.2		0.2			0.4
Current liabilities:
Deferred tax liabilities	0.1		0.1			0.1
Affiliate payable	29.6		29.5			29.5
Total current liabilities	29.7		29.6			29.6
Affiliate payable	58.3		58.6			58.6
Losses in excess of investment in subsidiaries	735.2		708.8			372.2
Total liabilities	823.2		797.0			460.4
Total Infor, Inc. stockholders' equity (deficit)	(823.0)		(796.8)			(460.0)
Total stockholders' deficit	(823.0)		(796.8)
Total liabilities and stockholders' deficit	0.2		0.2			0.4
Infor (US), Inc. (Subsidiary Issuer) [Member]
Current assets:
Cash and cash equivalents	56.9		86.7		58.7	227.4		136.6	89.5	164.4
Accounts receivable, net	139.8		145.5			165.3
Prepaid expenses	69.1		59.1			50.5
Income tax receivable	32.0		34.7			17.8
Other current assets	9.1		5.9			18.5
Affiliate receivable	667.3		521.8			431.0
Deferred tax assets	13.7		13.3			9.9
Total current assets	987.9		867.0			920.4
Property and equipment, net	50.6		35.9			34.0
Intangible assets, net	458.2		520.6			627.1
Goodwill	2,403.1		2,400.6			2,378.8
Other assets	23.5		17.3			9.7
Affiliate receivable	725.5		751.5			873.7
Investment in subsidiaries	2,104.6		1,557.9			1,669.0
Total assets	6,753.4		6,150.8			6,512.7
Current liabilities:
Accounts payable	50.3		41.3			26.4
Accrued expenses	212.2		151.0			185.1
Deferred revenue	514.9		512.4			579.4
Affiliate payable	751.4		591.3			469.9
Current portion of long-term obligations	0.1		0.1			31.7
Total current liabilities	1,528.9		1,296.1			1,292.5
Long-term debt, net	5,683.7		5,226.7			5,218.4
Deferred tax liabilities	66.0		86.5			160.4
Affiliate payable	131.5		169.6			151.1
Other long-term liabilities	78.5		80.7			62.5
Total liabilities	7,488.6		6,859.6			6,884.9
Total Infor, Inc. stockholders' equity (deficit)	(735.2)		(708.8)			(372.2)
Total stockholders' deficit	(735.2)		(708.8)
Total liabilities and stockholders' deficit	6,753.4		6,150.8			6,512.7
Guarantor Subsidiaries [Member]
Current assets:
Accounts receivable, net	7.3		7.8			10.9
Prepaid expenses	18.1		12.4			14.9
Income tax receivable	0.5		0.2			0.2
Other current assets	1.1		1.3			0.2
Affiliate receivable	710.3		597.8			439.2
Deferred tax assets	4.4		4.4			4.2
Total current assets	741.7		623.9			469.6
Property and equipment, net	10.8		12.6			15.4
Intangible assets, net	3.9		5.8			9.3
Goodwill	62.5		62.5			62.5
Deferred tax assets	6.8		8.0			6.2
Other assets	13.0		3.9			4.4
Affiliate receivable	1.4		1.4			1.3
Total assets	840.1		718.1			568.7
Current liabilities:
Accounts payable			0.1			0.1
Accrued expenses	27.1		26.2			33.8
Deferred revenue	18.0		15.2			17.9
Affiliate payable	590.1		485.3			361.0
Total current liabilities	635.2		526.8			412.8
Deferred tax liabilities						(0.1)
Affiliate payable	0.4		0.3			0.4
Other long-term liabilities	15.7		10.8			5.5
Total liabilities	651.3		537.9			418.6
Total Infor, Inc. stockholders' equity (deficit)	188.8		180.2			150.1
Total stockholders' deficit	188.8		180.2
Total liabilities and stockholders' deficit	840.1		718.1			568.7
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	442.1		440.0		$ 269.9	347.9		$ 310.5	$ 332.4	$ 220.0
Accounts receivable, net	179.7		184.7			228.0
Prepaid expenses	39.6		42.4			42.7
Income tax receivable	14.8		14.6			15.7
Other current assets	12.2		10.6			14.8
Affiliate receivable	43.4		22.1			35.7
Deferred tax assets	20.9		13.2			13.5
Total current assets	752.7		727.6			698.3
Property and equipment, net	38.6		33.3			33.4
Intangible assets, net	539.0		204.6			314.3
Goodwill	1,900.4		1,582.7			1,875.9
Deferred tax assets	65.0		72.8			88.4
Other assets	17.8		19.1			21.2
Affiliate receivable	130.7		141.5			150.2
Total assets	3,444.2		2,781.6			3,181.7
Current liabilities:
Accounts payable	15.8		21.0			27.3
Income taxes payable	33.6		33.4			19.8
Accrued expenses	159.3		161.9			187.4
Deferred tax liabilities	1.4		1.1			1.3
Deferred revenue	244.6		339.4			378.0
Affiliate payable	49.9		35.6			45.5
Total current liabilities	504.6		592.4			659.3
Deferred tax liabilities	108.3		28.7			38.6
Affiliate payable	667.4		665.9			815.1
Other long-term liabilities	110.3		116.9			149.8
Total liabilities	1,390.6		1,403.9			1,662.8
Redeemable noncontrolling interests	127.8
Total Infor, Inc. stockholders' equity (deficit)	1,915.8		1,377.7			1,518.9
Noncontrolling interests	10.0
Total stockholders' deficit	1,925.8		1,377.7
Total liabilities and stockholders' deficit	3,444.2		2,781.6			3,181.7
Eliminations [Member]
Current assets:
Income tax receivable			0.1
Affiliate receivable	(1,421.0)		(1,141.7)			(905.9)
Deferred tax assets	(0.1)		(0.1)			(0.1)
Total current assets	(1,421.1)		(1,141.7)			(906.0)
Deferred tax assets	(7.0)		(8.2)			(6.4)
Affiliate receivable	(857.6)		(894.4)			(1,025.2)
Investment in subsidiaries	(2,104.6)		(1,557.9)			(1,669.0)
Total assets	(4,390.3)		(3,602.2)			(3,606.6)
Current liabilities:
Income taxes payable			0.1
Deferred tax liabilities	(0.1)		(0.1)			(0.1)
Affiliate payable	(1,421.0)		(1,141.7)			(905.9)
Total current liabilities	(1,421.1)		(1,141.7)			(906.0)
Deferred tax liabilities	(7.0)		(8.2)			(6.4)
Affiliate payable	(857.6)		(894.4)			(1,025.2)
Losses in excess of investment in subsidiaries	(735.2)		(708.8)			(372.2)
Total liabilities	(3,020.9)		(2,753.1)			(2,309.8)
Total Infor, Inc. stockholders' equity (deficit)	(1,369.4)		(849.1)			(1,296.8)
Total stockholders' deficit	(1,369.4)		(849.1)
Total liabilities and stockholders' deficit	$ (4,390.3)		$ (3,602.2)			$ (3,606.6)

[1]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.
[2]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.